Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs	[1]	$ 13.2	$ 43.4	$ 17.5
Write-off of exploration and evaluation assets - continuing operations		16.9	30.0	37.7
Exploration expense		49.7	84.4	$ 104.2
Cost Price Property Plant And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs	[2]	13.2	31.0
Gruyere Mining Company Pty Ltd [member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		0.0	11.0
Damang Mining Fleet and Related Spare [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		12.1	20.0
Salares Norte project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs		$ 1.1	$ 0.0
Average interest capitalisation rate		4.40%	6.20%

[1]	Borrowing costs capitalised of US$13.2 million (2019: US$43.4 million) comprise borrowing costs relating to general borrowings of US$13.2 million (2019: US$31.0 million) and specific borrowings of US$nil (2019: US$12.4 million). The specific borrowings of US$nil (2019: US$12.4 million) relate to the Gruyere project and are included in additions to property, plant and equipment of US$nil (2019: US$612.5 million) (refer note 14).
[2]	General borrowing costs of US$13.2 million (2019: US$31.0 million) arising on group general borrowings were capitalised during the period and comprised US$12.1 million (2019: US20.0 million) borrowings costs related to the Damang reinvestment project, US$nil (2019: US$11.0 million) borrowings costs related to the Gruyere project and US$1.1 million (2019: US$nil) related to the Salares Norte project. An average interest capitalisation rate of 4.4% (2019: 6.2%) was applied. During 2020, capitalisation of borrowing costs ceased for the Damang reinvestment project and the Gruyere project due to both projects reaching commercial levels of production. In February 2020, the Salares Norte project was approved by the Board and capital expenditure commenced in April 2020, resulting in capitalisation of borrowing costs from that date.